Other Accounts Receivable and Prepaid Expenses - Schedule of Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 176	$ 225
Government authorities	92	51
Advance payments to vendors	13	50
Deposits	30	23
Other accounts receivable	19
Other accounts receivable and prepaid expenses	$ 330	$ 349